                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10065
                                                      ---------

                       Tax-Managed Mid-Cap Core Portfolio
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MID-CAP CORE PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 99.3%

SECURITY                                                    SHARES                VALUE
----------------------------------------------------------------------------------------------
ADVERTISING AGENCIES -- 2.3%
Omnicom Group, Inc.                                               17,500          $  1,391,425
----------------------------------------------------------------------------------------------
                                                                                  $  1,391,425
----------------------------------------------------------------------------------------------

AIRLINES -- 1.0%
SkyWest, Inc.                                                     31,200          $    567,840
----------------------------------------------------------------------------------------------
                                                                                  $    567,840
----------------------------------------------------------------------------------------------

BANKS - REGIONAL -- 2.3%
City National Corp.                                               11,500          $    708,975
SouthTrust Corp.                                                  21,600               671,328
----------------------------------------------------------------------------------------------
                                                                                  $  1,380,303
----------------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 1.5%
Cox Radio, Inc. Class A(1)                                        42,100          $    871,891
----------------------------------------------------------------------------------------------
                                                                                  $    871,891
----------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.8%
Valspar Corp.                                                     21,900          $  1,087,335
----------------------------------------------------------------------------------------------
                                                                                  $  1,087,335
----------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 5.9%
ChoicePoint, Inc.(1)                                              28,966          $  1,272,187
Fiserv, Inc.(1)                                                   27,400             1,001,744
SEI Investments Co.                                               20,100               593,352
The Reynolds and Reynolds Co., Class A                            22,700               648,312
----------------------------------------------------------------------------------------------
                                                                                  $  3,515,595
----------------------------------------------------------------------------------------------

CHEMICALS -- 1.4%
Air Products and Chemicals, Inc.                                  16,800          $    836,808
----------------------------------------------------------------------------------------------
                                                                                  $    836,808
----------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.1%
BEA Systems, Inc.(1)                                              44,600          $    508,886
SunGard Data Systems, Inc.(1)                                     27,200               709,104
----------------------------------------------------------------------------------------------
                                                                                  $  1,217,990
----------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.7%
National Instruments Corp.                                        14,050          $    429,368
----------------------------------------------------------------------------------------------
                                                                                  $    429,368
----------------------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS -- 1.2%
Jack Henry & Associates, Inc. Class A                             38,900          $    707,591
----------------------------------------------------------------------------------------------
                                                                                  $    707,591
----------------------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 2.1%
Alberto-Culver Co.                                                25,950          $  1,223,802
----------------------------------------------------------------------------------------------
                                                                                  $  1,223,802
----------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 2.0%
CDW Corp.                                                         18,600          $  1,162,314
----------------------------------------------------------------------------------------------
                                                                                  $  1,162,314
----------------------------------------------------------------------------------------------

EDUCATION -- 1.3%
Education Management Corp.(1)                                     21,000          $    744,660
----------------------------------------------------------------------------------------------
                                                                                  $    744,660
----------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.5%
Cooper Industries Ltd. Class A                                    16,500          $    906,015
----------------------------------------------------------------------------------------------
                                                                                  $    906,015
----------------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT / INSTRUMENTS -- 2.1%
Amphenol Corp. Class A(1)                                         39,900          $  1,261,239
----------------------------------------------------------------------------------------------
                                                                                  $  1,261,239
----------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.4%
QLogic Corp.(1)                                                   30,900          $    833,991
----------------------------------------------------------------------------------------------
                                                                                  $    833,991
----------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.4%
Jacobs Engineering Group, Inc.(1)                                 20,400          $    850,884
----------------------------------------------------------------------------------------------
                                                                                  $    850,884
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                    SHARES                VALUE
----------------------------------------------------------------------------------------------
FINANCE - INVESTMENT MANAGEMENT -- 6.1%
Affiliated Managers Group, Inc.(1)                                19,500          $    949,650
Ambac Financial Group, Inc.                                        9,400               648,600
Franklin Resources, Inc.                                          17,700               970,491
Legg Mason, Inc.                                                  11,600             1,067,896
----------------------------------------------------------------------------------------------
                                                                                  $  3,636,637
----------------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 3.1%
Dean Foods Co.(1)                                                 16,200          $    543,996
Performance Food Group Co.(1)                                     36,800             1,292,784
----------------------------------------------------------------------------------------------
                                                                                  $  1,836,780
----------------------------------------------------------------------------------------------

GAS DISTRIBUTION -- 1.2%
Piedmont Natural Gas Co., Inc.                                    16,900          $    684,450
----------------------------------------------------------------------------------------------
                                                                                  $    684,450
----------------------------------------------------------------------------------------------

HEALTHCARE SERVICES -- 1.0%
Express Scripts, Inc.(1)                                           7,700          $    595,518
----------------------------------------------------------------------------------------------
                                                                                  $    595,518
----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.0%
Mohawk Industries, Inc.(1)                                        15,300          $  1,180,242
----------------------------------------------------------------------------------------------
                                                                                  $  1,180,242
----------------------------------------------------------------------------------------------

INSURANCE -- 3.9%
Ace Ltd.                                                          32,200          $  1,411,648
Nationwide Financial Services, Inc., Class A                      25,900               890,960
----------------------------------------------------------------------------------------------
                                                                                  $  2,302,608
----------------------------------------------------------------------------------------------

INSURANCE BROKERS -- 1.1%
Arthur J. Gallagher & Co., Inc.                                   19,600          $    631,708
----------------------------------------------------------------------------------------------
                                                                                  $    631,708
----------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 1.2%
A.G. Edwards, Inc.                                                20,000          $    731,800
----------------------------------------------------------------------------------------------
                                                                                  $    731,800
----------------------------------------------------------------------------------------------

MANUFACTURING -- 3.7%
Dover Corp.                                                       15,500          $    620,465
Engineered Support Systems, Inc.                                  11,800               573,834
Pentair, Inc.                                                     16,600               989,194
----------------------------------------------------------------------------------------------
                                                                                  $  2,183,493
----------------------------------------------------------------------------------------------

MEDICAL - HOSPITALS -- 2.8%
Health Management Associates, Inc. Class A                        72,700          $  1,681,551
----------------------------------------------------------------------------------------------
                                                                                  $  1,681,551
----------------------------------------------------------------------------------------------

MEDICAL DEVICES -- 2.1%
Varian Medical Systems, Inc.(1)                                   14,300          $  1,227,512
----------------------------------------------------------------------------------------------
                                                                                  $  1,227,512
----------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 6.3%
Biomet, Inc.                                                      30,600          $  1,208,700
C.R. Bard, Inc.                                                    6,600               701,382
Patterson Dental Co.(1)                                           13,900             1,024,430
Renal Care Group, Inc.(1)                                         16,500               816,420
----------------------------------------------------------------------------------------------
                                                                                  $  3,750,932
----------------------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 2.4%
DENTSPLY International, Inc.                                      29,400          $  1,424,724
----------------------------------------------------------------------------------------------
                                                                                  $  1,424,724
----------------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%
Questar Corp.                                                     26,700          $    947,049
----------------------------------------------------------------------------------------------
                                                                                  $    947,049
----------------------------------------------------------------------------------------------

OFFICE ELECTRONICS / TECHNOLOGY -- 1.5%
Zebra Technologies Corp. Class A(1)                               12,150          $    890,473
----------------------------------------------------------------------------------------------
                                                                                  $    890,473
----------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 7.6%
Apache Corp.                                                      22,550          $    944,169
EOG Resources, Inc.                                               19,900               980,075
Newfield Exploration Co.(1)                                       28,700             1,511,916
Pogo Producing Co.                                                22,200             1,094,904
----------------------------------------------------------------------------------------------
                                                                                  $  4,531,064
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                    SHARES                VALUE
----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.3%
Estee Lauder Cos., Inc. (The), Class A                            17,300          $    790,783
----------------------------------------------------------------------------------------------
                                                                                  $    790,783
----------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.7%
Avery Dennison Corp.                                              15,500          $    995,565
----------------------------------------------------------------------------------------------
                                                                                  $    995,565
----------------------------------------------------------------------------------------------

PUBLISHING -- 1.8%
E.W. Scripps Co.                                                  10,200          $  1,076,610
----------------------------------------------------------------------------------------------
                                                                                  $  1,076,610
----------------------------------------------------------------------------------------------

RETAIL - DISCOUNT -- 2.5%
99 Cents Only Stores(1)                                           34,500          $    681,720
Family Dollar Stores, Inc.                                        24,000               771,360
----------------------------------------------------------------------------------------------
                                                                                  $  1,453,080
----------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 3.5%
Brinker International, Inc.(1)                                    30,000          $  1,153,800
Sonic Corp.(1)                                                    28,400               916,468
----------------------------------------------------------------------------------------------
                                                                                  $  2,070,268
----------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 1.4%
Bed Bath and Beyond, Inc.(1)                                      22,500          $    835,200
----------------------------------------------------------------------------------------------
                                                                                  $    835,200
----------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
Microchip Technology, Inc.                                        21,750          $    609,435
----------------------------------------------------------------------------------------------
                                                                                  $    609,435
----------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS AND MATERIALS -- 1.6%
Ecolab, Inc.                                                      31,500          $    938,700
----------------------------------------------------------------------------------------------
                                                                                  $    938,700
----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.2%
CenturyTel, Inc.                                                  24,700          $    713,336
----------------------------------------------------------------------------------------------
                                                                                  $    713,336
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%
C.H. Robinson Worldwide, Inc.                                     27,900          $  1,145,016
Expeditors International of Washington, Inc.                      26,100             1,048,959
----------------------------------------------------------------------------------------------
                                                                                  $  2,193,975
----------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $50,758,880)                                                  $ 58,902,544
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.3%
   (IDENTIFIED COST $50,758,880)                                                  $ 58,902,544
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.7%                                            $    427,464
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $ 59,330,008
----------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

TAX-MANAGED MID-CAP CORE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $50,758,880)                    $   58,902,544
Cash                                                                           445,077
Receivable for investments sold                                                591,887
Dividends and interest receivable                                               14,125
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                            $   59,953,633
--------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                       $      604,288
Payable to affiliate for Trustees' fees                                            143
Accrued expenses                                                                19,194
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       $      623,625
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO               $   59,330,008
--------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                 $   51,186,344
Net unrealized appreciation (computed on the basis of identified cost)       8,143,664
--------------------------------------------------------------------------------------
TOTAL                                                                   $   59,330,008
--------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends                                                               $      195,292
Interest                                                                         1,573
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 $      196,865
--------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                  $      218,931
Trustees' fees and expenses                                                        951
Custodian fee                                                                   23,886
Legal and accounting services                                                    7,914
Miscellaneous                                                                    1,273
--------------------------------------------------------------------------------------
TOTAL EXPENSES                                                          $      252,955
--------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     $      (56,090)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                      $    1,349,685
--------------------------------------------------------------------------------------
NET REALIZED GAIN                                                       $    1,349,685
--------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                  $    1,242,755
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    $    1,242,755
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        $    2,592,440
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $    2,536,350
--------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
INCREASE (DECREASE)                               APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)         OCTOBER 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $      (56,090)     $      (64,901)
   Net realized gain (loss) from
      investments                                        1,349,685            (927,356)
   Net change in unrealized
      appreciation (depreciation) of
      investments                                        1,242,755           8,290,032
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $    2,536,350      $    7,297,775
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $   12,224,040      $   25,984,940
   Withdrawals                                          (1,542,653)         (4,319,456)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $   10,681,387      $   21,665,484
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $   13,217,737      $   28,963,259
--------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                              $   46,112,271      $   17,149,012
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $   59,330,008      $   46,112,271
--------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                             SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2004        ----------------------------------
                                                             (UNAUDITED)                 2003             2002(1)
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
    Expenses                                                             0.93%(2)             0.99%              1.68%(2)
    Net investment loss                                                 (0.21)%(2)           (0.22)%            (0.81)%(2)
Portfolio Turnover                                                         18%                  50%                13%
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          5.08%               25.97%            (14.72)%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                     $        59,330      $        46,112    $        17,149
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                        See notes to financial statements

TAX-MANAGED MID-CAP CORE PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Mid-Cap Core Fund held an approximate 33.2% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 66.6%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

   The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade date basis.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K INTERIM FINANCIAL STATEMENTS - The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only or normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $218,931. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $21,104,961 and $9,645,859, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                   $  50,758,880
   --------------------------------------------------------------
   Gross unrealized appreciation                    $   8,988,023
   Gross unrealized depreciation                         (844,359)
   --------------------------------------------------------------

   NET UNREALIZED APPRECIATION                      $   8,143,664
   --------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2004.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

                     OFFICERS

                     Thomas E. Faust Jr.
                     President

                     William H. Ahern, Jr.
                     Vice President

                     Thomas J. Fetter
                     Vice President

                     Michael R. Mach
                     Vice President

                     Robert B. MacIntosh
                     Vice President

                     Duncan W. Richardson
                     Vice President

                     Walter A. Row, III
                     Vice President

                     Judith A. Saryan
                     Vice President

                     Susan Schiff
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

TAX-MANAGED MID-CAP CORE PORTFOLIO

                     OFFICERS

                     James B. Hawkes
                     President and Trustee

                     Thomas E. Faust Jr.
                     Vice President

                     William R. Hackney, III
                     Vice President

                     Paul J. Marshall
                     Vice President

                     Charles B. Reed
                     Vice President

                     Michelle A. Alexander
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED MID-CAP CORE PORTFOLIO


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: June 17, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer


Date: June 17, 2004
      -------------


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President

Date: June 17, 2004
      -------------